12. INCOME TAXES	12 Months Ended
Sep. 30, 2022
Notes
12. INCOME TAXES

12.INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2022	2021

Loss before income taxes	$(2,051,990)	$(939,124)

Expected income tax recovery	$(571,000)	$(255,000)
Permanent differences	91,000	(40,000)
Share issue costs	(38,000)	(40,000)
Change in unrecognized deductible temporary differences	518,000	335,000
Total deferred income tax (recovery) expense	$-	$-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2022	Expiry Date Range	2021	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	(1,347,000)	No expiry date	(6,000)	No expiry date
Property and equipment	14,000	No expiry date	14,000	No expiry date
Share issue costs	297,000	2023 to 2026	416,000	2022 to 2025
Allowable capital losses	3,762,000	No expiry date	3,762,000	No expiry date
Non-capital losses available for future periods	19,521,000	2026 to 2042	18,401,000	2026 to 2041

Expenditures related to the use of flow-through share proceeds are included in exploration costs but are not available as a tax deduction to the Company as the tax benefits of these expenditures are renounced to the investors. At September 30, 2022, the Company has an obligation for future flowthrough expenditures of $50,654 (2021: $396,594).

Tax attributes are subject to review, and potential adjustment, by tax authorities.